UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ------------------------

Check here if Amendment [x]; Amendment Number:    1
                                                  -------
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      D.B. Zwirn & Co., L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 18th Floor
           --------------------------------------------------
           New York, New York 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel B. Zwirn
           --------------------------------------------------
Title:     Officer
           --------------------------------------------------
Phone:     (646) 720-9100
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Daniel B. Zwirn        New York, New York       May 26, 2005
  ------------------------   ----------------------   -----------------




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Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager
-------------------------------------------------
Elm Road Management, LLC  028-11287

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   87
                                               -------------

Form 13F Information Table Value Total:             $226,265
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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
COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
--------                     --------         ---------   -------   ------------------     --------    -------      ----------------
                                                          VALUE     SHRS OR  SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUE                 TITLE OF         CUSIP     (X$1000)   PRN AMT  PRN  CALL   DISCRETION   MANAGERS     SOLE SHARED NONE


AGL RES INC                   COM            001204106    1432       41000   SH             SOLE                 41000
ALPHA NATURAL RESOURCES INC   COM            02076X102     717       25000   SH             SOLE                 25000
AMERISOURCEBERGEN CORP        PUT            03073E955     663       16577        PUT       SOLE                 16577
AQUILA INC                    COM            03840P102    3745      977900   SH             SOLE                977900
ARCH COAL INC                 COM            039380100    2581       60000   SH             SOLE                 60000
AVISTACORP                    COM            05379B107    1712       97800   SH             SOLE                 97800
BANK MUTUAL CORP NEW          COM            063750103    3842      325000   SH             SOLE                325000
BAYCORP HLDGS CORP            COM            072728108     771       57500   SH             SOLE                 57500
BLAIR CORP                    COM            092828102    1649       50000   SH             SOLE                 50000
BRANTLEY CAP CORP             COM            105494108    1863      159785   SH             SOLE                159785
CAESARS ENTMT INC             COM            127687101    1979      100000   SH             SOLE                100000
CENTERPOINT ENERGY INC        COM            15189T107    2483      206400   SH             SOLE                206400
CHARTER COMMUNICATIONS INC D  CALL           16117M907      13     5000000        CALL      SOLE               5000000
CHENIERE ENERGY INC           COM NEW        16411R208   17079      264750   SH             SOLE                264750
CHINA PETE & CHEM CORP        SPON ADR H SHS 16941R108    1413     3500000   SH             SOLE               3500000
CINERGY CORP                  COM            172474108   11185      276046   SH             SOLE                276046
CLOSURE MED CORP              COM            189093107    2275       85200   SH             SOLE                 85200
CMS ENERGY CORP               COM            125896100    5542      425000   SH             SOLE                425000
CONSTELLATION ENERGY GROUP I  COM            210371100    5465      105700   SH             SOLE                105700
CREO INC                      COM            225606102    2811      175000   SH             SOLE                175000
DANIELSON HLDGS CORP          COM            236274106    3245      188100   SH             SOLE                188100
DEAN FOODS CO NEW             PUT            242370954     253       15794        PUT       SOLE                 15794
DPL INC                       COM            233293109    2240       89600   SH             SOLE                 89600
DTE ENERGY CO                 COM            233331107    2930       64426   SH             SOLE                 64426
DUKE ENERGY CORP              COM            264399106     689       24600   SH             SOLE                 24600
ECHOSTAR COMMUNICATIONS NEW   PUT            278762959     526        9221        PUT       SOLE                  9221
EDISON INTL                   COM            281020107    7649      220300   SH             SOLE                220300
EL PASO ELEC CO               COM NEW        283677854    7534      396500   SH             SOLE                396500
ENERGEN CORP                  COM            29265N108    3843       57700   SH             SOLE                 57700
ENTERGY CORP NEW              COM            29364G103    2035       28800   SH             SOLE                 28800
EQUITABLE RES INC             COM            294549100     787       13700   SH             SOLE                 13700
EXELON CORP                   COM            30161N101    7842      170900   SH             SOLE                170900
FAB INDS INC                  COM            302747100     404      101300   SH             SOLE                101300
FIRST CONSULTING GROUP INC    COM            31986R103     260       50000   SH             SOLE                 50000
FOREST OIL                    PUT            346091955     462       13031        PUT       SOLE                 13031
FPL GROUP INC                 COM            302571104    4776      118966   SH             SOLE                118966
GENERAL MOTORS CORP           PUT            370442955     792        4060        PUT       SOLE                  4060
GILLETTE CO                   COM            375766102    2524       50000   SH             SOLE                 50000
GOLF TR AMER INC              COM            38168B103     467      245800   SH             SOLE                245800
GREATER DEL VY HLDGS          COM            391688108    1160       40000   SH             SOLE                 40000
GRUPO TMM S A                 SP ADR A SHS   40051D105     765      250000   SH             SOLE                250000
GUIDANT CORP                  COM            401698105    6208       84000   SH             SOLE                 84000
HAMMONS JOHN Q HOTELS INC     CL A           408623106     812       37600   SH             SOLE                 37600
HANOVER COMPRESSOR CO         PUT            410768955     509       18647        PUT       SOLE                 18647
HEARTLAND PARTNERS LP         UT LTD  PARTNER422357103     135       31400   SH             SOLE                 31400
HIBERNIA CORP                 CL A           428656102    1921       60000   SH             SOLE                 60000
HOLLINGER INTL INC            CL A           435569108    2725      250000   SH             SOLE                250000
HOVNANIAN ENTERPRISES INC     PUT            442487953     280        5091        PUT       SOLE                  5091
INTERNATIONAL STL GROUP INC   COM            460377104    5030      127350   SH             SOLE                127350
KB HOME                       PUT            48666K959     794       13227        PUT       SOLE                 13227
KEY ENERGY SVCS INC           COM            492914106     287       25000   SH             SOLE                 25000
LYONDELL CHEMICAL CO          PUT            552078957     765       31208        PUT       SOLE                 31208
MDU RES GROUP INC             COM            552690109     691       25000   SH             SOLE                 25000
NCRIC GROUP INC DEL           COM            62886P103     963      100000   SH             SOLE                100000
NEWFIELD EXPLORATION CO       PUT            651290958     213        4686        PUT       SOLE                  4686
NRG ENERGY INC                COM NEW        629377508    8698      254700   SH             SOLE                254700
ORMAT TECHNOLOGIES INC        COM            686688102    1214       77500   SH             SOLE                 77500
PENNY JC INC                  PUT            708160956     206       14653        PUT       SOLE                 14653
PG&E CORP                     COM            69331C108   10790      316413   SH             SOLE                316413
PINNACLE SYS INC              COM            723481107    5590     1000000   SH             SOLE               1000000
PNM RES INC                   COM            69349H107     626       23450   SH             SOLE                 23450
PPL CORP                      COM            69351T106    6932      128400   SH             SOLE                128400
PUBLIC SVC ENTERPRISE GROUP   COM            744573106    5301       97469   SH             SOLE                 97469
PUGET ENERGY INC NEW          COM            745310102    1906       86500   SH             SOLE                 86500
QUESTAR CORP                  COM            748356102    1481       25000   SH             SOLE                 25000
ROYAL CARIBBEAN CRUISES LTD   PUT            V7780T953     313       15210        PUT       SOLE                 15210
RYLAND GROUP INC              PUT            783764953     342        7098        PUT       SOLE                  7098
SCANA CORP NEW                COM            80589M102    4388      114800   SH             SOLE                114800
SCO GROUP INC                 COM            78403A106     170       48200   SH             SOLE                 48200
SMITHFIELD  FOODS INC         PUT            832248958     481       10016        PUT       SOLE                 10016
SOUTH JERSEY INDS INC         COM            838518108     677       12000   SH             SOLE                 12000
SOUTHERN UN CO NEW            COM            844030106    1974       78605   SH             SOLE                 78605
SPRINT CORP                   COM FON        852061100   11223      493300   SH             SOLE                493300
SUNGARD DATA SYS INC          COM            867363103    2588       75000   SH             SOLE                 75000
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR  874039100    2868      337000   SH             SOLE                337000
TECO ENERGY INC               PUT            872375950     218       10434        PUT       SOLE                 10434
TENET HEALTHCARE CORP         PUT            88033G950     287       10618        PUT       SOLE                 10618
THERAVANCE INC                COM            88338T104    1369       75000   SH             SOLE                 75000
TXU CORP                      COM            873168108     279        3500   SH             SOLE                  3500
UNISYS CORP                   PUT            909214958     104       10368        PUT       SOLE                 10368
UNITED STATES STL CORP NEW    PUT            912909958     356       11869        PUT       SOLE                 11869
UNOCAL CORP                   COM            915289102    1542       25000   SH             SOLE                 25000
WALTER INDS INC               COM            93317Q105    2128       50000   SH             SOLE                 50000
WARWICK VALLEY TEL CO         COM            936750108    1771       82127   SH             SOLE                 82127
WILLIAMS COS INC DEL          COM            969457100     516       27430   SH             SOLE                 27430
WISCONSIN ENERGY CORP         COM            976657106    3948      111200   SH             SOLE                111200
XCEL ENERGY INC               COM            98389B100    4243      247000   SH             SOLE                247000
